Loss per share (Tables)	12 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share attributable to common stockholders

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the year ended September 30, 2025 (in thousands, except per share amounts):

	Net loss	Weighted average shares	Loss per share
Continuing operations, basic and diluted	$(8,639)	21,107,043	$(0.41)
Discontinued operations, basic and diluted	$(36,367)	21,107,043	$(1.72)
Net loss	$(45,006)	21,107,043	$(2.13)